Note 4 - Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Costs	Accumulated Depreciation	Net Book Value
Balance, January 1, 2019	61,279,976	(12,453,848)	48,826,128
- Depreciation for the year	-	(4,178,886)	(4,178,886)
- Vessel acquisitions	71,214,470	-	71,214,470
- Capitalized expenses	368,621	-	368,621
Balance, December 31, 2019	132,863,067	(16,632,734)	116,230,333
- Depreciation for the year	-	(6,605,976)	(6,605,976)
- Sale of vessels	(17,655,916)	5,365,717	(12,290,199)
- Contingent consideration for vessel acquisitions (Note 18)	548,612	-	548,612
- Capitalized expenses	575,677	-	575,677
Balance, December 31, 2020	116,331,440	(17,872,993)	98,458,447